Annual Fund Operating Expenses - Institutional Class - PIMCO Global Managed Asset Allocation Portfolio - Institutional	Apr. 30, 2021
Operating Expenses:
Management Fees	0.95%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.22%
Total Annual Portfolio Operating Expenses	1.19%	[1]
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	[4]

[1]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio, as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMAA Subsidiary”) to PIMCO. The GMAA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAA Subsidiary is in place.
[3]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through May 1, 2022, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.
[4]	“Other Expenses” and Acquired Fund Fees and Expenses include interest expense of the Portfolio and of the Underlying PIMCO Funds of 0.02% and 0.02%, respectively. Interest expense is borne by the Portfolio and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Portfolio and of the Underlying PIMCO Funds, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.95% for Institutional Class shares.